STATEMENT OF CASH FLOWS - Schedule of liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	$ 6,781,880	$ 10,396,482	$ 10,853,860
Obtainment Capital	0	7,217,900	661,609
Payment Capital	(567,363)	(8,891,330)	(566,414)
Payment Interests	(594,234)	(521,716)	(104,621)
Payment legal advices related to debt		(87,993)	0
Non cash-flow movements, Extinguishment of debt under Chapter 11	(297,161)	(2,673,256)
Non cash-flow movements, Interest accrued and others	1,630,517	1,203,560	(447,952)
Non cash-flow movements, Reclassifications	(314,612)	138,233	0
Ending Balance	6,936,188	6,781,880	10,396,482
Amounts raised from long-term loans	0	2,361,875	0
Amounts raised from short-term loans	0	4,856,025	661,609
Repayment of loans	342,005	8,759,413	463,048
Payments of lease liabilities	225,358	131,917	103,366
Accrued interest and others			458,642
Loans to exporters
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	0	159,161	151,701
Obtainment Capital		0	0
Payment Capital		0	0
Payment Interests		0
Payment legal advices related to debt		0	0
Non cash-flow movements, Extinguishment of debt under Chapter 11		(161,975)
Non cash-flow movements, Interest accrued and others		2,814	7,460
Non cash-flow movements, Reclassifications		0	0
Ending Balance		0	159,161
Bank loans
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	1,385,995	521,838	525,273
Obtainment Capital	0	982,425	0
Payment Capital	(81,952)	(36,466)	0
Payment Interests	(153,791)	(10,420)	(546)
Payment legal advices related to debt		0	0
Non cash-flow movements, Extinguishment of debt under Chapter 11		(196,619)
Non cash-flow movements, Interest accrued and others	189,272	128,077	(2,889)
Non cash-flow movements, Reclassifications	(310,090)	(2,840)	0
Ending Balance	1,029,434	1,385,995	521,838
Guaranteed obligations
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	325,061	510,535	1,318,856
Obtainment Capital	0	0	0
Payment Capital	(19,726)	(18,136)	(14,605)
Payment Interests	(20,309)	(13,253)	(17,405)
Payment legal advices related to debt		(25)	0
Non cash-flow movements, Extinguishment of debt under Chapter 11		0
Non cash-flow movements, Interest accrued and others	20,686	13,882	(513,276)
Non cash-flow movements, Reclassifications	(1,790)	(167,942)	(263,035)
Ending Balance	303,922	325,061	510,535
Other guaranteed obligation
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	474,304	2,725,422	1,939,116
Obtainment Capital	0	3,658,690	661,609
Payment Capital	(56,519)	(5,408,540)	(26,991)
Payment Interests	(42,283)	(391,639)	(28,510)
Payment legal advices related to debt		(91,247)	0
Non cash-flow movements, Extinguishment of debt under Chapter 11		(381,018)
Non cash-flow movements, Interest accrued and others	43,037	339,475	135,405
Non cash-flow movements, Reclassifications	11,811	23,161	44,793
Ending Balance	430,350	474,304	2,725,422
Obligations with the public
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	1,289,799	2,253,198	2,183,407
Obtainment Capital	0	1,109,750	0
Payment Capital	0	(1,501,739)	0
Payment Interests	(155,655)	(17,499)
Payment legal advices related to debt		0	0
Non cash-flow movements, Extinguishment of debt under Chapter 11		(843,950)
Non cash-flow movements, Interest accrued and others	168,694	148,703	69,791
Non cash-flow movements, Reclassifications	0	141,336	0
Ending Balance	1,302,838	1,289,799	2,253,198
Financial Leases
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	1,088,239	1,189,182	1,614,501
Obtainment Capital	0	0	0
Payment Capital	(183,374)	(270,734)	(421,452)
Payment Interests	(48,272)	(34,201)	(40,392)
Payment legal advices related to debt		0	0
Non cash-flow movements, Extinguishment of debt under Chapter 11		(37,630)
Non cash-flow movements, Interest accrued and others	58,076	37,211	(181,717)
Non cash-flow movements, Reclassifications	(13,123)	204,411	218,242
Ending Balance	901,546	1,088,239	1,189,182
Others loans
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	2,028	76,508	0
Obtainment Capital	0	1,467,035	0
Payment Capital	(434)	(1,523,798)	0
Payment Interests	0	(5,628)
Payment legal advices related to debt		3,281	0
Non cash-flow movements, Extinguishment of debt under Chapter 11		(56,176)
Non cash-flow movements, Interest accrued and others	(70)	40,806	76,508
Non cash-flow movements, Reclassifications	(1,420)	0	0
Ending Balance	104	2,028	76,508
Lease Liability
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	2,216,454	2,960,638	3,121,006
Obtainment Capital	0	0	0
Payment Capital	(225,358)	(131,917)	(103,366)
Payment Interests	(173,924)	(49,076)	(17,768)
Payment legal advices related to debt		(2)	0
Non cash-flow movements, Extinguishment of debt under Chapter 11		(995,888)
Non cash-flow movements, Interest accrued and others	1,150,822	492,592	(39,234)
Non cash-flow movements, Reclassifications	0	(59,893)	0
Ending Balance	$ 2,967,994	$ 2,216,454	$ 2,960,638